CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Net income	$ 16,268	$ 26,411	$ 24,573
Other comprehensive (loss) income - change in cumulative foreign currency translation adjustments	264	(6,395)	(3,485)
Unrealized gain on available-for-sale investments, net of tax effect of nil, nil and US$26 for years ended September 30, 2015, 2016 and 2017, respectively	173
Comprehensive income	16,705	20,016	21,088
Less: comprehensive (loss) income attributable to noncontrolling interests	1,719	(121)
Comprehensive income attributable to China Distance Education Holdings Limited	$ 14,986	$ 20,137	$ 21,088